Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue		$ 5,490,777	$ 5,007,603	$ 4,887,013
Operating expenses:
Direct operating costs		2,211,918	1,929,247	2,480,822
Selling, general and administrative expenses		2,590,173	2,278,205	2,252,750
Insurance recoveries		0	(1,099)	(68,190)
Depreciation and amortization		310,204	248,732	275,510
Impairment charges		74,912	689	4,524
Total operating expenses		5,187,207	4,455,774	4,945,416
Operating income (loss) from continuing operations		303,570	551,829	(58,403)
Other (expense) income:
Interest expense, net		(346,237)	(282,350)	(268,681)
Loss on extinguishment of debt		0	0	(28,628)
Tax receivable agreement liability adjustment		40,635	(873,264)	(101,736)
Other income,net		783,680	479,691	7,594
Income (loss) from continuing operations before income taxes and equity losses of affiliates		781,648	(124,094)	(449,854)
Provision for (benefit from) income taxes		208,890	(657,698)	(27,082)
Income (loss) from continuing operations before equity losses of affiliates		572,758	533,604	(422,772)
Equity losses of affiliates, net of tax		(21,018)	(223,604)	(72,733)
Income (loss) from continuing operations, net of tax		551,740	310,000	(495,505)
Income from discontinued operations		16,679	20,858	32,831
Provision for income taxes		10,950	9,194	4,805
Income from discontinued operations, net of tax		5,729	11,664	28,026
Net income (loss)		557,469	321,664	(467,479)
Less: Net income (loss) attributable to non-controlling interests		200,953	192,531	(139,168)
Less: Net loss attributable to Endeavor Operating Company, LLC prior to the reorganization transactions		0	0	(31,686)
Net income (loss) attributable to Endeavor Group Holdings, Inc.		$ 356,516	$ 129,133	$ (296,625)
Basic from continuing operations	[1]	$ 1.19	$ 0.46	$ (1.19)
Basic from discontinued operations	[1]	0	0.02	0.05
Basic	[1]	1.19	0.48	(1.14)
Diluted from continuing operations	[1]	1.14	0.43	(1.19)
Diluted from discontinued operations	[1]	0	0.02	0.05
Diluted	[1]	$ 1.14	$ 0.45	$ (1.14)
Weighted Average Number of Shares Outstanding, Basic		298,915,993	281,369,848	262,119,930
Weighted Average Number of Shares Outstanding, Diluted		464,862,899	287,707,832	262,119,930

[1]	Basic and diluted loss per share of Class A common stock presented for 2021 is applicable only for the period from May 1, 2021 through December 31, 2021, which is the period following the initial public offering ("IPO") and the related Reorganization Transactions (as defined in Note 1 to the consolidated financial statements). See Note 14 for the calculation of the numbers of shares used in computation of net loss per share of Class A common stock and the basis for computation of net loss per share.